T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND
November 30, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 99.8%
VIRGINIA 79.7%
Albemarle County Economic Dev. Auth. , Westminster-
Canterbury Blue Ridge, Series A, 4.625%, 1/1/32	3,500	3,544
Albemarle County Economic Dev. Auth. , Westminster-
Canterbury Blue Ridge, Series A, 5.00%, 1/1/42	3,200	3,236
Alexandria IDA, Episcopal High School, 4.00%, 1/1/25	400	455
Alexandria IDA, Episcopal High School, 4.00%, 1/1/26	415	472
Alexandria IDA, Episcopal High School, 4.00%, 1/1/30	265	295
Alexandria IDA, Episcopal High School, 4.00%, 1/1/35	1,500	1,646
Alexandria IDA, Episcopal High School, 4.00%, 1/1/36	1,000	1,139
Alexandria IDA, Episcopal High School, 4.00%, 1/1/40	2,500	2,825
Alexandria IDA, Episcopal High School, 4.50%, 1/1/33	3,610	3,755
Alexandria IDA, Goodwin House, 5.00%, 10/1/35	1,995	2,165
Alexandria IDA, Goodwin House, 5.00%, 10/1/45	7,500	8,020
Alexandria IDA, Goodwin House, 5.00%, 10/1/50	1,000	1,067
Arlington County, GO, 4.00%, 6/15/36	8,585	10,570
Arlington County, GO, 4.00%, 6/15/37	2,835	3,480
Arlington County, Series A, GO, 4.00%, 8/1/32	5,350	6,824
Arlington County, Series A, GO, 5.00%, 8/15/32 (Prerefunded
8/15/26) (1)	1,555	1,970
Arlington County, Series A, GO, 5.00%, 8/15/34 (Prerefunded
8/15/26) (1)	1,500	1,900
Arlington County IDA, Virginia Hosp. Center, 4.00%, 7/1/38	1,500	1,781
Arlington County IDA, Virginia Hosp. Center, 4.00%, 7/1/39	750	888
Arlington County IDA, Virginia Hosp. Center, 4.00%, 7/1/40	1,600	1,890
Arlington County IDA, Virginia Hosp. Center, 4.00%, 7/1/45	7,000	8,148
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/30	500	670
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/32	600	792
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/34	1,400	1,830
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/35	200	261
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/36	1,625	2,110

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/37	2,050	2,654
Botetourt County, Residential Care Fac. , Glebe, Inc. , Series A,
6.00%, 7/1/34	525	572
Botetourt County, Residential Care Fac. , Glebe, Inc. , Series A,
6.00%, 7/1/44	3,000	3,225
Capital Region Airport Commission, Series A, 4.00%, 7/1/24	1,000	1,079
Capital Region Airport Commission, Series A, 4.00%, 7/1/34	375	420
Capital Region Airport Commission, Series A, 4.00%, 7/1/35	700	783
Capital Region Airport Commission, Series A, 4.00%, 7/1/36	650	725
Capital Region Airport Commission, Series A, 4.00%, 7/1/38	850	944
Capital Region Airport Commission, Series A, 4.25%, 7/1/21	500	511
Capital Region Airport Commission, Series A, 5.00%, 7/1/23	600	667
Capital Region Airport Commission, Series A, 5.00%, 7/1/30	995	1,191
Capital Region Airport Commission, Series A, 5.00%, 7/1/32	400	475
Capital Region Airport Commission, Series A, 5.00%, 7/1/33	500	592
Cherry Hill CDA, Potomac Shores Project, 4.50%, 3/1/25 (2)	705	721
Cherry Hill CDA, Potomac Shores Project, 5.15%, 3/1/35 (2)	1,225	1,257
Cherry Hill CDA, Potomac Shores Project, 5.40%, 3/1/45 (2)	2,195	2,247
Chesapeake Bay Bridge & Tunnel Dist. , 5.50%, 7/1/25 (3)(4)	6,235	7,408
Chesapeake Bay Bridge & Tunnel Dist. , First Tier, 5.00%,
7/1/41 (5)	16,520	19,558
Chesapeake Bay Bridge & Tunnel Dist. , First Tier, 5.00%,
7/1/46	14,140	16,232
Chesapeake Bay Bridge & Tunnel Dist. , First Tier, 5.00%,
7/1/51	14,265	16,271
Chesapeake Bay Bridge & Tunnel Dist. , First Tier, BAN, 5.00%,
11/1/23	7,500	8,384
Chesapeake Expressway Toll Road, Series A, 5.00%, 7/15/47	9,860	10,268
Chesapeake Expressway Toll Road, Series B, STEP, 0.00%,
7/15/40	3,875	4,008
Chesapeake Hosp. Auth. , Chesapeake Regional Medical,
4.00%, 7/1/39	1,000	1,150
Chesapeake Hosp. Auth. , Chesapeake Regional Medical,
4.00%, 7/1/43	5,245	5,965

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Chesapeake Hosp. Auth. , Chesapeake Regional Medical,
5.00%, 7/1/31	1,490	1,910
Chesapeake Hosp. Auth. , Chesapeake Regional Medical,
5.00%, 7/1/33	2,000	2,537
Chesapeake Hosp. Auth. , Chesapeake Regional Medical,
5.00%, 7/1/34	2,290	2,898
College of William & Mary, Series A, 4.00%, 2/15/34	375	454
College of William & Mary, Series A, 5.00%, 2/15/29	385	511
College of William & Mary, Series A, 5.00%, 2/15/30	385	521
College of William & Mary, Series A, 5.00%, 2/15/33	370	491
Fairfax County, Public Improvement, Series A, GO, 5.00%,
10/1/35 (Prerefunded 4/1/26) (1)	6,000	7,497
Fairfax County, Sewer, 5.00%, 7/15/44	5,650	6,997
Fairfax County, Sewer, Series A, 4.00%, 7/15/38	1,840	2,132
Fairfax County Economic Dev. Auth. , Goodwin House, Series A,
5.00%, 10/1/36	7,060	7,658
Fairfax County Economic Dev. Auth. , Goodwin House, Series A,
5.00%, 10/1/42	4,350	4,681
Fairfax County Economic Dev. Auth. , Metrorail Parking System,
5.00%, 4/1/42	9,000	10,943
Fairfax County Economic Dev. Auth. , Silver Line Phase I Project,
4.00%, 4/1/34	8,000	9,055
Fairfax County Economic Dev. Auth. , Silver Line Phase I Project,
4.00%, 4/1/35 (Prerefunded 4/1/26) (1)	1,200	1,429
Fairfax County Economic Dev. Auth. , Silver Line Phase I Project,
Unrefunded Balance, 4.00%, 4/1/35	4,565	5,159
Fairfax County Economic Dev. Auth. , Smithsonian Institution,
Series B, VRDN, 0.10%, 12/1/33	2,000	2,000
Fairfax County Economic Dev. Auth. , Vinson Hall, Series A,
4.00%, 12/1/22	155	158
Fairfax County Economic Dev. Auth. , Vinson Hall, Series A,
4.50%, 12/1/32	1,000	1,046
Fairfax County Economic Dev. Auth. , Vinson Hall, Series A,
5.00%, 12/1/42	1,290	1,350
Fairfax County Economic Dev. Auth. , Vinson Hall, Series A,
5.00%, 12/1/47	4,000	4,175

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Fairfax County Economic Dev. Auth. , Wiehle Ave Metrorail
Station, 5.00%, 8/1/33	1,740	2,357
Fairfax County Economic Dev. Auth. , Wiehle Ave Metrorail
Station, 5.00%, 8/1/34	2,000	2,702
Fairfax County IDA, Inova Health System, 4.00%, 5/15/42	5,495	5,737
Fairfax County IDA, Inova Health System, 5.00%, 5/15/37	1,465	1,556
Fairfax County IDA, Inova Health System, 5.00%, 5/15/40	26,785	28,425
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/48	1,665	1,913
Fairfax County IDA, Inova Health System, Series A, 5.00%,
5/15/44	13,070	14,897
Fairfax County IDA, Inova Health System, Series D, 5.00%,
5/15/28	3,075	3,278
Fairfax County Redev. & Housing Auth. , Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/36	4,105	5,214
Fairfax County Redev. & Housing Auth. , Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/38	3,040	3,840
Fairfax County Water Auth. , 5.00%, 4/1/44	4,720	5,798
Fairfax County Water Auth. , 5.00%, 4/1/45	4,230	5,177
Fredericksburg Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/26	1,000	1,140
Fredericksburg Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/29	1,600	1,804
Fredericksburg Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/31	425	477
Fredericksburg Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/33	1,250	1,396
Fredericksburg Economic Dev. Auth. , Medicorp Health System,
5.25%, 6/15/21	2,345	2,401
Fredericksburg Economic Dev. Auth. , Medicorp Health System,
5.25%, 6/15/23	2,600	2,881
Greater Richmond Convention Center Auth. , 5.00%, 6/15/29	3,750	4,277
Greater Richmond Convention Center Auth. , 5.00%, 6/15/30	1,500	1,705
Greater Richmond Convention Center Auth. , 5.00%, 6/15/31	2,000	2,267
Greater Richmond Convention Center Auth. , 5.00%, 6/15/32	5,630	6,361

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Halifax County IDA, Electric & Power Co. Project, Series A,
VRDN, 0.45%, 12/1/41 (Tender 4/1/22)	4,125	4,124
Hampton Roads Sanitation Dist. , Series A, 4.00%, 10/1/38	1,690	1,966
Hampton Roads Sanitation Dist. , Series A, 5.00%, 8/1/37
(Prerefunded 8/1/26) (1)	10,070	12,739
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/42	2,850	3,541
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/48	23,410	28,820
Hampton Roads Transportation Accountability Commission,
Series A, 5.50%, 7/1/57	51,485	64,742
Hanover County Economic Dev. Auth. , Covenant Woods,
Retirement Fac. , 5.00%, 7/1/38	700	723
Hanover County Economic Dev. Auth. , Covenant Woods,
Retirement Fac. , 5.00%, 7/1/48	3,535	3,612
Hanover County Economic Dev. Auth. , Covenant Woods,
Retirement Fac. , 5.00%, 7/1/51	3,575	3,647
Hanover County Economic Dev. Auth. , Covenant Woods,
Retirement Fac. , Series A, 5.00%, 7/1/42	1,180	1,189
Hanover County Economic Dev. Auth. , Covenant Woods,
Retirement Fac. , Series A, 5.00%, 7/1/47	8,275	8,332
Henrico County, GO, 5.00%, 8/1/30	5,255	7,149
Henrico County Economic Dev. Auth. , 4.00%, 4/15/37	4,065	4,218
Henrico County Economic Dev. Auth. , 4.00%, 4/15/42	3,595	3,714
Henrico County Economic Dev. Auth. , Bon Secours Healthcare
System, 5.00%, 11/1/30 (Prerefunded 11/1/22) (1)	7,035	7,671
Henrico County Economic Dev. Auth. , Lifespire of Virginia,
Series C, 5.00%, 12/1/37	1,900	2,064
Henrico County Economic Dev. Auth. , Westminster Canterbury
RIC, 4.00%, 10/1/31	1,650	1,884
Henrico County Economic Dev. Auth. , Westminster Canterbury
RIC, 4.00%, 10/1/32	1,430	1,624
Henrico County Economic Dev. Auth. , Westminster Canterbury
RIC, 4.00%, 10/1/33	600	677
Henrico County Economic Dev. Auth. , Westminster Canterbury
RIC, 4.00%, 10/1/40	500	551

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Henrico County Economic Dev. Auth. , Westminster Canterbury
RIC, 4.00%, 10/1/45	720	786
Henrico County Economic Dev. Auth. , Westminster Canterbury
RIC, 4.00%, 10/1/50	2,500	2,711
Henrico County Water & Sewer, 4.00%, 5/1/32 (Prerefunded
5/1/23) (1)	4,050	4,418
Henrico County Water & Sewer, 4.00%, 5/1/33 (Prerefunded
5/1/23) (1)	4,085	4,457
Henrico County Water & Sewer, 4.00%, 5/1/34 (Prerefunded
5/1/23) (1)	4,260	4,647
Henrico County Water & Sewer, 5.00%, 5/1/42	3,340	4,094
Henrico County Water & Sewer, 5.00%, 5/1/46	6,570	8,046
Isle of Wight County, Recreational Fac. Improvement, GO,
5.00%, 7/1/43 (Prerefunded 7/1/22) (1)	2,495	2,678
Isle of Wight County, Recreational Fac. Improvement,
Unrefunded Balance, GO, 5.00%, 7/1/43 (Prerefunded 7/1/22)
(1)	795	855
James City County Economic Dev. Auth. , United Methodist
Home, Series A, 2.00%, 10/1/48 (6)	753	66
James City County Economic Dev. Auth. , United Methodist
Home, Series A, 6.00%, 6/1/43	2,849	2,960
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/31	850	871
Lexington IDA, Kendal at Lexington, Series A, 5.00%, 1/1/42	1,000	1,050
Lexington IDA, Kendal at Lexington, Series A, 5.00%, 1/1/48	3,405	3,562
Lexington IDA, V. M. I. Dev. Board, 4.00%, 12/1/30	2,835	3,348
Lexington IDA, Washington & Lee Univ. , 4.75%, 1/1/43
(Prerefunded 1/1/22) (1)	1,225	1,285
Lexington IDA, Washington & Lee Univ. , 5.00%, 1/1/34	2,085	2,638
Lexington IDA, Washington & Lee Univ. , 5.00%, 1/1/35	1,105	1,396
Lexington IDA, Washington & Lee Univ. , 5.00%, 1/1/38	1,000	1,254
Lexington IDA, Washington & Lee Univ. , 5.00%, 1/1/43
(Prerefunded 1/1/22) (1)	7,000	7,363
Lexington IDA, Washington & Lee Univ. , 5.00%, 1/1/43	2,240	2,789
Lexington IDA, Washington & Lee Univ. , 5.00%, 1/1/48	1,500	1,857
Loudoun County Economic Dev. Auth. , Howard Hughes
Medical, Zero Coupon, 7/1/49	5,000	2,095

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Lynchburg Economic Dev. Auth., Central Health, Series A,
5.00%, 1/1/47	5,345	6,079
Lynchburg Economic Dev. Auth., Central Health, Series B,
VRDN, 0.10%, 1/1/47	8,110	8,110
Montgomery County Economic Dev. Auth. , Virginia Tech
Foundation, Series A, 4.00%, 6/1/37	725	839
Mosaic Dist. CDA, Series A, 4.00%, 3/1/33	1,400	1,666
Mosaic Dist. CDA, Series A, 4.00%, 3/1/34	1,730	2,051
Mosaic Dist. CDA, Series A, 4.00%, 3/1/35	1,000	1,183
Mosaic Dist. CDA, Series A, 4.00%, 3/1/36	1,820	2,145
Mosaic Dist. CDA, Series A, 6.875%, 3/1/36 (Prerefunded
3/1/21) (1)	9,000	9,147
Newport News Economic Dev. Auth. , Lifespire, 5.00%, 12/1/38	3,800	4,036
Newport News, Water & Sewer, 5.00%, 7/15/32	1,260	1,557
Norfolk, Series A, GO, 5.00%, 10/1/41 (Prerefunded 10/1/26)
(1)	1,050	1,336
Norfolk, Series A, GO, 5.00%, 10/1/46 (Prerefunded 10/1/26)
(1)	2,300	2,927
Norfolk Airport Auth. , Series A, 5.00%, 7/1/21	1,000	1,024
Norfolk Economic Dev. Auth. , Sentara Healthcare, Series B,
4.00%, 11/1/42	125	130
Norfolk Economic Dev. Auth. , Sentara Healthcare, Series B,
5.00%, 11/1/43	5,575	5,921
Norfolk Economic Dev. Auth. , Sentara Healthcare, Series B,
VRDN, 5.00%, 11/1/48 (Tender 11/1/28)	2,000	2,581
Norfolk Redev. & Housing Auth. , Fort Norfolk Retirement
Community - Harbor, 5.00%, 1/1/34	200	213
Norfolk Redev. & Housing Auth. , Fort Norfolk Retirement Fac. ,
5.375%, 1/1/35	3,870	4,074
Norfolk Redev. & Housing Auth. , Fort Norfolk Retirement Fac. ,
5.375%, 1/1/46	480	499
Norfolk Water Revenue, 5.00%, 11/1/28 (Prerefunded 5/1/22)
(1)	1,705	1,821
Norfolk Water Revenue, 5.00%, 11/1/29 (Prerefunded 5/1/22)
(1)	1,125	1,201
Norfolk Water Revenue, 5.00%, 11/1/31 (Prerefunded 5/1/22)
(1)	1,020	1,089

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Norfolk Water Revenue, 5.00%, 11/1/38 (Prerefunded 5/1/21)
(1)	2,805	2,862
Norfolk Water Revenue, Series A, 5.25%, 11/1/44	17,250	20,341
Norfolk Water Revenue, Unrefunded Balance, 5.00%, 11/1/28	25	27
Norfolk Water Revenue, Unrefunded Balance, 5.00%, 11/1/29	20	21
Norfolk Water Revenue, Unrefunded Balance, 5.00%, 11/1/31	15	16
Prince William County IDA, Novant Health, Series B, 4.00%,
11/1/33	7,660	8,011
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/37	4,000	4,042
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/46	4,025	3,996
Richmond Metropolitan Auth. , Expressway, 5.25%, 7/15/22 (4)	1,295	1,358
Richmond Metropolitan Auth. , Expressway, 5.25%, 7/15/22
(3)(4)	750	787
Richmond Metropolitan Auth. , Expressway, Unrefunded
Balance, 5.25%, 7/15/22 (4)	4,340	4,551
Richmond Public Utility Revenue, Series A, 4.00%, 1/15/39	1,880	2,298
Riverside Regional Jail Auth. , 5.00%, 7/1/30	5,770	6,938
Roanoke Economic Dev. Auth. , Carillion Clinic, 4.00%, 7/1/35	2,100	2,539
Roanoke Economic Dev. Auth. , Carillion Clinic, 4.00%, 7/1/37	3,215	3,859
Roanoke Economic Dev. Auth. , Carillion Clinic, 4.00%, 7/1/38	2,150	2,573
Roanoke Economic Dev. Auth. , Carillion Clinic, 4.00%, 7/1/51	1,000	1,162
Roanoke Economic Dev. Auth. , Carillion Clinic, 5.00%, 7/1/47	10,675	17,147
Roanoke Economic Dev. Auth. , Lutheran Homes Brandon Oaks,
6.625%, 12/1/44 (Prerefunded 12/1/23) (1)	3,900	4,620
Rockingham County Economic Dev. Auth. , Sunnyside
Presbyterian Home, 4.00%, 12/1/33	550	590
Rockingham County Economic Dev. Auth. , Sunnyside
Presbyterian Home, 4.00%, 12/1/34	2,000	2,134
Rockingham County Economic Dev. Auth. , Sunnyside
Presbyterian Home, 5.00%, 12/1/39	2,000	2,255
Russell County IDA PCR, Appalachian Power, Series K, 4.625%,
11/1/21	10,520	10,553
Stafford County Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/30	1,310	1,554

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Stafford County Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/34	2,500	2,930
Stafford County Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/35	1,000	1,170
Stafford County Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/36	350	409
Suffolk Economic Dev. Auth. , United Church Homes, 5.00%,
9/1/25	1,960	2,047
Suffolk Economic Dev. Auth. , United Church Homes, 5.00%,
9/1/31	4,000	4,149
Tobacco Settlement Fin. , Series B1, 5.00%, 6/1/47	3,025	3,040
Univ. of Virginia, Series A, 5.00%, 4/1/38	1,680	2,089
Univ. of Virginia, Series B, 4.00%, 8/1/48	4,930	5,729
Univ. of Virginia, Series B, 5.00%, 4/1/46	5,000	6,125
Upper Occoquan Sewage Auth. , 4.00%, 7/1/34 (Prerefunded
7/1/25) (1)	5,515	6,448
Upper Occoquan Sewage Auth. , 4.00%, 7/1/40 (Prerefunded
7/1/25) (1)	5,805	6,787
Upper Occoquan Sewage Auth. , Series B, 4.00%, 7/1/37	2,155	2,471
Virginia College Building Auth. , Series A, 4.00%, 2/1/34	4,500	5,077
Virginia College Building Auth. , 21st Century College &
Equipment, 4.00%, 2/1/31 (Prerefunded 2/1/22) (1)	10,000	10,443
Virginia College Building Auth. , 21st Century College &
Equipment, 4.00%, 2/1/39	5,620	6,863
Virginia College Building Auth. , 21st Century College &
Equipment, 5.00%, 2/1/35	2,000	2,675
Virginia College Building Auth. , Univ. of Richmond, 4.00%,
3/1/42	8,010	8,457
Virginia College Building Auth. , Washington & Lee Univ. , 5.00%,
1/1/40	3,650	4,140
Virginia College Building Auth. , Washington & Lee Univ. , 5.25%,
1/1/26 (4)	840	966
Virginia College Building Auth. , Washington & Lee Univ. , 5.25%,
1/1/31 (4)	7,965	10,610
Virginia College Building Auth. , Washington & Lee Univ. , 5.75%,
1/1/34	10,520	16,074
Virginia Commonwealth Transportation Board, 4.00%, 5/15/30	12,310	13,702

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Virginia Commonwealth Transportation Board, 4.00%, 5/15/31	2,445	2,719
Virginia Commonwealth Transportation Board, 4.00%, 5/15/32	6,860	7,615
Virginia Commonwealth Transportation Board, 5.00%, 9/15/30	4,940	6,318
Virginia Commonwealth Transportation Board, Series A, 4.00%,
5/15/34	3,600	4,293
Virginia Commonwealth Transportation Board, Series A, 4.00%,
5/15/35	2,985	3,552
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/33	1,250	1,585
Virginia Commonwealth Transportation Board, Federal Highway
Transportation, 5.00%, 9/15/31	11,000	13,648
Virginia Commonwealth Transportation Board, Federal
Transportation, 4.00%, 9/15/33	2,985	3,631
Virginia Commonwealth Univ. Health System Auth. , 4.00%,
7/1/35	1,500	1,733
Virginia Commonwealth Univ. Health System Auth. , Series A,
5.00%, 7/1/34	5,000	6,146
Virginia Commonwealth Univ. Health System Auth. , Series B,
5.00%, 7/1/34	2,795	3,436
Virginia Commonwealth Univ. Health System Auth. , Series B,
5.00%, 7/1/46	5,500	6,561
Virginia HDA, Series E, 4.125%, 12/1/46	5,180	5,814
Virginia HDA, Rental Housing, Series F, 5.35%, 10/1/43	7,710	8,262
Virginia Polytechnic Institute & State Univ. , Dormitory & Dining,
Series A, 4.00%, 6/1/30	2,135	2,429
Virginia Polytechnic Institute & State Univ. , Dormitory & Dining,
Series A, 4.00%, 6/1/33	1,920	2,175
Virginia Polytechnic Institute & State Univ. , Dormitory & Dining,
Series A, 4.00%, 6/1/34	2,005	2,265
Virginia Port Auth. , Series B, 5.00%, 7/1/41 (7)	1,000	1,197
Virginia Port Auth. , Series B, 5.00%, 7/1/45 (7)	11,500	13,683
Virginia Port Auth. Commonwealth Port Fund, 5.00%, 7/1/29
(Prerefunded 7/1/25) (1)(7)	1,000	1,208
Virginia Port Auth. Commonwealth Port Fund, 5.00%, 7/1/39
(Prerefunded 7/1/25) (1)(7)	7,180	8,674
Virginia Public Building Auth. , Series A, 4.00%, 8/1/35	6,690	8,272

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Virginia Public Building Auth. , Series A, 4.00%, 8/1/36	5,000	6,032
Virginia Public Building Auth. , Series A, 4.00%, 8/1/39	1,430	1,748
Virginia Public Building Auth. , Series A, 5.00%, 8/1/31
(Prerefunded 8/1/21) (1)	80	83
Virginia Public Building Auth. , Series A-2017, 5.00%, 8/1/31
(Prerefunded 8/1/21) (1)	1,090	1,124
Virginia Public Building Auth. , Series B, 4.00%, 8/1/35 (7)	8,485	10,491
Virginia Public Building Auth. , Series B, 4.00%, 8/1/36 (7)	8,830	10,879
Virginia Public School Auth. , Series A, 4.00%, 8/1/35	2,665	3,293
Virginia Resources Auth. , 5.00%, 11/1/40 (Prerefunded
11/1/25) (1)	6,590	8,089
Virginia Resources Auth. , 5.00%, 11/1/45 (Prerefunded
11/1/25) (1)	4,725	5,800
Virginia Resources Auth. , Infrastructure Pooled Fin. , Series B,
4.00%, 11/1/40	1,335	1,499
Virginia Resources Auth. , Infrastructure Pooled Fin. , 5.00%,
11/1/36 (Prerefunded 11/1/21) (1)	4,665	4,868
Virginia Resources Auth. , Infrastructure Pooled Fin. , Series A,
5.00%, 11/1/42 (Prerefunded 11/1/23) (1)	1,590	1,807
Virginia Resources Auth. , Infrastructure Pooled Fin. , Series B,
5.00%, 11/1/31 (Prerefunded 11/1/21) (1)	3,340	3,485
Virginia Resources Auth. , Infrastructure Pooled Fin. , Series C,
4.00%, 11/1/37	570	661
Virginia Resources Auth. , Infrastructure Pooled Fin. ,
Unrefunded Balance, 5.00%, 11/1/30	165	165
Virginia Resources Auth. , Infrastructure Pooled Fin. ,
Unrefunded Balance, 5.00%, 11/1/33	355	356
Virginia Resources Auth. , Infrastructure Pooled Fin. ,
Unrefunded Balance, Series A, 5.00%, 11/1/42	90	101
Virginia Resources Auth. , Infrastructure Pooled Fin. ,
Unrefunded Balance, Series B, 5.00%, 11/1/31	50	52
Virginia Resources Auth. , Unrefunded Balance, 5.00%, 11/1/40	2,480	2,992
Virginia Resources Auth. , Unrefunded Balance, 5.00%, 11/1/45	4,640	5,550
Virginia Resources Auth. , Water & Sewer, 5.00%, 10/1/30	5,290	6,457
Virginia Small Business Fin. Auth. , Bon Secours Healthcare
System, 4.00%, 12/1/49	5,000	5,691

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Virginia Small Business Fin. Auth. , Covanta Project, VRDN,
5.00%, 1/1/48 (Tender 7/1/38) (2)(7)	1,700	1,751

Virginia Small Business Fin. Auth. , Elizabeth River Crossings,
5.25%, 1/1/32 (7)	500	525

Virginia Small Business Fin. Auth. , Elizabeth River Crossings,
5.50%, 1/1/42 (7)	13,775	14,413

Virginia Small Business Fin. Auth. , Elizabeth River Crossings,
6.00%, 1/1/37 (7)	6,240	6,651

Virginia Small Business Fin. Auth. , Express Lanes, Series 2012,
5.00%, 7/1/34 (7)	8,035	8,350

Virginia Small Business Fin. Auth. , Express Lanes, Series 2012,
5.00%, 1/1/40 (7)	15,110	15,660

Virginia Small Business Fin. Auth. , I-95 Express Lanes, 5.00%,
1/1/44(7)	7,990	8,267

Virginia Small Business Fin. Auth. , I-95 Express Lanes, 5.00%,
7/1/49 (7)	15,000	15,503

Virginia Small Business Fin. Auth. , I-95 Express Lanes, Series
2017, 5.00%, 7/1/34 (7)	5,350	5,560

Virginia Small Business Fin. Auth. , I-95 Express Lanes, Series
2017, 5.00%, 1/1/40 (7)	13,995	14,504

Virginia Small Business Fin. Auth. , National Senior Campuses,
4.00%, 1/1/36	2,270	2,580

Virginia Small Business Fin. Auth. , National Senior Campuses,
4.00%, 1/1/51	8,000	8,755

Virginia Small Business Fin. Auth. , Sentara Healthcare, 4.00%,
11/1/36	7,595	9,016

Virginia Small Business Fin. Auth. , Sentara Healthcare, 4.00%,
11/1/37	12,750	15,092

Virginia Small Business Fin. Auth. , Sentara Healthcare, 4.00%,
11/1/38	7,340	8,665

Virginia Small Business Fin. Auth. , Sentara Healthcare, 4.00%,
11/1/39	4,795	5,649

Virginia Small Business Fin. Auth. , Transform 66 P3 Project,
5.00%, 12/31/47 (7)	7,850	8,977

Virginia Small Business Fin. Auth. , Transform 66 P3 Project,
5.00%, 12/31/49 (7)	2,640	3,016

Virginia Small Business Fin. Auth. , Transform 66 P3 Project,
5.00%, 12/31/52 (7)	2,750	3,136

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth. , Transform 66 P3 Project,
5.00%, 12/31/56 (7)	17,895	20,348
Winchester Economic Dev. Auth. , Valley Health System, 5.00%,
1/1/30	250	294
Winchester Economic Dev. Auth. , Valley Health System, 5.00%,
1/1/34	2,250	2,617
Winchester Economic Dev. Auth. , Valley Health System, 5.00%,
1/1/35	2,250	2,615
Winchester Economic Dev. Auth. , Valley Health System, 5.00%,
1/1/44	9,500	10,872
Winchester Economic Dev. Auth. , Valley Health System, Series
A, 5.00%, 1/1/44 (Prerefunded 1/1/24) (1)	10,455	11,947
Wise County IDA, Electric & Power Co. , Series A, VRDN, 0.75%,
10/1/40 (Tender 9/2/25)	5,735	5,779
		1,279,703

DISTRICT OF COLUMBIA 13.5%
Metropolitan Washington Airports Auth. , 5.00%, 10/1/35 (7)	4,360	5,304
Metropolitan Washington Airports Auth. , 5.00%, 10/1/36 (7)	3,380	4,101
Metropolitan Washington Airports Auth. , 5.00%, 10/1/37 (7)	3,100	3,746
Metropolitan Washington Airports Auth. , Series A, 4.00%,
10/1/37 (7)	3,345	3,920
Metropolitan Washington Airports Auth. , Series A, 4.00%,
10/1/38 (7)	3,020	3,528
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/24 (7)	2,000	2,163
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/31 (7)	1,000	1,069
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/36 (7)	5,195	6,545
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/37 (7)	7,460	9,359
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/38 (7)	5,930	7,258
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/40 (7)	2,000	2,489

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/43 (7)	7,185	8,694

Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/44 (7)	6,930	8,532

Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/48 (7)	10,275	12,337

Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/49 (7)	6,500	7,946

Metropolitan Washington Airports Auth. , Series B, 4.00%,
10/1/37	2,470	2,987

Metropolitan Washington Airports Auth. , Series B, 4.00%,
10/1/38	2,565	3,093

Metropolitan Washington Airports Auth. , Series B, 5.00%,
10/1/33 (7)	11,450	13,406

Metropolitan Washington Airports Auth. , Series C, 5.00%,
10/1/28 (7)	2,000	2,068

Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series A, 5.00%, 10/1/35	1,000	1,250

Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series A, 5.00%, 10/1/33	550	691

Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series A, 5.00%, 10/1/36	1,000	1,246

Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series A, 5.00%, 10/1/38	1,000	1,240

Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series A, 5.00%, 10/1/39	1,350	1,670

Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series A, 5.00%, 10/1/44	14,965	18,294

Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series A, 5.00%, 10/1/53	9,410	9,818

Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series B, 4.00%, 10/1/53 (5)	5,930	6,700

Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series B, 5.00%, 10/1/33	2,480	3,114

Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series B, 5.00%, 10/1/34	1,280	1,604

Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series B, 5.00%, 10/1/47	2,300	2,788

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series B, 6.50%, 10/1/44	1,810	2,374
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series C, 6.50%, 10/1/41 (8)	2,000	2,512
Washington Metropolitan Area Transit Auth. , 5.00%, 7/1/36	2,500	3,069
Washington Metropolitan Area Transit Auth. , 5.00%, 7/1/38	1,000	1,221
Washington Metropolitan Area Transit Auth. , Series A, 4.00%,
7/15/40	1,000	1,201
Washington Metropolitan Area Transit Auth. , Series A, 4.00%,
7/15/45	2,000	2,363
Washington Metropolitan Area Transit Auth. , Series A, 5.00%,
7/15/39	5,000	6,589
Washington Metropolitan Area Transit Auth. , Series A, 5.00%,
7/15/45	16,440	21,283
Washington Metropolitan Area Transit Auth. , Series A-1, 5.00%,
7/1/30	2,975	3,738
Washington Metropolitan Area Transit Auth. , Series A-1, 5.00%,
7/1/31	3,125	3,911
Washington Metropolitan Area Transit Auth. , Series A-1, 5.00%,
7/1/32	940	1,171
Washington Metropolitan Area Transit Auth. , Series A-2, 5.00%,
7/1/32	1,575	1,962
Washington Metropolitan Area Transit Auth. , Series A-2, 5.00%,
7/1/33	1,750	2,172
Washington Metropolitan Area Transit Auth. , Series A-2, 5.00%,
7/1/34	1,225	1,514
Washington Metropolitan Area Transit Auth. , Series B, 5.00%,
7/1/42	4,655	5,636
		217,676

PUERTO RICO 3.6%
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.00%, 7/1/33	1,900	1,967
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.125%, 7/1/37	1,720	1,782
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.25%, 7/1/42	8,485	8,803
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/38	4,835	4,895
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/44	4,765	4,825

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/47	4,765	5,003
Puerto Rico Electric Power Auth. , Series 2013A-RSA-1, 6.75%,
7/1/36(9)(10)	2,775	2,116
Puerto Rico Electric Power Auth. , Series A-RSA-1, 5.05%,
7/1/42(9)(10)	30	22
Puerto Rico Electric Power Auth. , Series AAA-RSA-1, 5.25%,
7/1/27(9)(10)	365	274
Puerto Rico Electric Power Auth. , Series AAA-RSA-1, 5.25%,
7/1/30(9)(10)	1,100	825
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.00%,
7/1/27(9)(10)	50	37
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/27(9)(10)	1,345	1,009
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/28(9)(10)	115	86
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/20(9)(10)	150	110
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/24(9)(10)	600	449
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/25(9)(10)	195	146
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/26(9)(10)	240	179
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/27(9)(10)	30	22
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/32(9)(10)	1,040	777
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/37(9)(10)	2,890	2,160
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.00%,
7/1/28(9)(10)	25	19
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.25%,
7/1/33(9)(10)	145	109
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.50%,
7/1/18(9)(10)	125	91
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/27(9)(10)	55	41

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/40 (9)(10)	145	109
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.75%,
7/1/36 (9)(10)	115	87
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 3.70%,
7/1/17 (9)(10)	35	25
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/17 (9)(10)	65	47
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/19 (9)(10)	630	458
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/28 (9)(10)	50	37
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/19 (9)(10)	485	354
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/23 (9)(10)	140	105
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/24 (9)(10)	50	38
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/26 (9)(10)	1,240	930
Puerto Rico Sales Tax Fin. , Series A-1, 4.75%, 7/1/53	2,750	2,981
Puerto Rico Sales Tax Fin. , Series A-1, 5.00%, 7/1/58	11,565	12,727
Puerto Rico Sales Tax Fin. , Series A-1, Zero Coupon, 7/1/31	3,385	2,584
Puerto Rico Sales Tax Fin. , Series A-1, Zero Coupon, 7/1/33	2,740	1,931
		58,160

TEXAS 0.5%
Gulf Coast IDA, Exxon Mobil Project, VRDN, 0.12%, 11/1/41	3,710	3,710
Lower Neches Valley IDA, ExxonMobil, VRDN, 0.10%, 11/1/51	800	800
Tarrant County Cultural Ed. Fac. Fin. , Baylor Health Care
System, Series C, VRDN, 0.09%, 11/15/50	3,050	3,050
		7,560

NORTH CAROLINA 0.4%
Charlotte-Mecklenburg Hosp. Auth. , Series B, VRDN, 0.12%,
1/15/38	2,550	2,550

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Univ. of North Carolina at Chapel Hill, Series A, VRDN, 0.09%,
2/15/31	4,300	4,300
		6,850

OREGON 0.3%
Oregon Fac. Auth. , Peace Health, Series A, VRDN, 0.08%,
8/1/34	4,100	4,100
Oregon Fac. Auth. , Peace Health, Series B, VRDN, 0.09%,
8/1/34	640	640
		4,740

UTAH 0.2%
Murray City Hosp. , IHC Health Services, Series B, VRDN, 0.12%,
5/15/37	2,500	2,500
Murray City Hosp. , IHC Health Services, Series D, VRDN, 0.11%,
5/15/36	1,650	1,650
		4,150

OHIO 0.2%
Buckeye Tobacco Settlement Fin. Auth. , Series B-2, Class 2,
5.00%, 6/1/55	3,000	3,371
		3,371

PENNSYLVANIA 0.2%
Philadelphia HHEFA, Children's Hosp. , Series B, VRDN, 0.11%,
7/1/41	3,150	3,150
		3,150

MARYLAND 0.2%
Montgomery County, Series E, GO, VRDN, 0.13%, 11/1/37	2,800	2,800
		2,800

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
NEW YORK 0.1%
New York State Mortgage Agency, Series 139, VRDN, 0.14%,
10/1/37 (7)	2,030	2,030
		2,030

ILLINOIS 0.1%
Illinois Fin. Auth. , Northwestern Memorial Hospital, Series A-4,
VRDN, 0.09%, 8/15/42	1,635	1,635
		1,635

KENTUCKY 0.1%
Louisville & Jefferson County Regional Airport Auth. , UPS
Worldwide Forwarding, Series A, VRDN, 0.14%, 1/1/29 (7)	1,500	1,500
		1,500

ALASKA 0.1%
Alaska Housing Fin. , Home Mortgage, Series A, VRDN, 0.13%,
6/1/32 (7)	1,465	1,465
		1,465

CALIFORNIA 0.1%
Metropolitan Water Dist. of Southern California, Series A-1,
VRDN, 0.09%, 7/1/37	1,200	1,200
		1,200

MISSISSIPPI 0.1%
Jackson County, Chevron USA Project, VRDN, 0.10%, 6/1/23	800	800
Mississippi Business Fin. , Chevron USA, Series B, VRDN,
0.10%, 11/1/35	300	300
		1,100

MISSOURI 0.1%
Missouri HEFA, Series C, VRDN, 0.08%, 3/1/40	1,100	1,100
		1,100

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

COLORADO 0.1%
Colorado HFA, Children's Hosp. , Series B, VRDN, 0.10%,
12/1/52	1,000	1,000
		1,000

LOUISIANA 0.1%
Saint Charles Parish PCR, Shell Oil Norco Project, Series B,
VRDN, 0.12%, 10/1/22	1,000	1,000
		1,000

IOWA 0.1%
Iowa Fin. Auth. , Unity Point Health, Series B-1, VRDN, 0.09%,
2/15/39	1,000	1,000
		1,000

INDIANA 0.0%
Indiana Fin. Auth. , Parkview Health System, Series D, VRDN,
0.08%, 11/1/39	800	800
		800

Total Municipal Securities (Cost $1,504,066)		1,601,990
COMMON STOCKS 0.0%
Westrock	—	11
Total Common Stocks (Cost $15)		11

Total Investments in Securities 99.8%
(Cost $1,504,081)		$1,602,001
Other Assets Less Liabilities 0.2%		2,940
Net Assets 100.0%		$1,604,941

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

‡	Par/Shares are denominated in U. S. dollars unless otherwise noted.
(1)	Prerefunded date is used in determining portfolio maturity.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $5,976 and represents 0.4% of net assets.
(3)	Escrowed to maturity
(4)	Insured by National Public Finance Guarantee Corporation
(5)	Insured by Assured Guaranty Municipal Corporation
(6)	Security is in default or has failed to make a scheduled interest and/or principal payment.
(7)	Interest subject to alternative minimum tax
(8)	Insured by Assured Guaranty Corporation
(9)	Non-income producing
(10)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
BAN	Bond Anticipation Note
CDA	Community Development Administration/Authority
GO	General Obligation
HDA	Housing Development Authority
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
PCR	Pollution Control Revenue
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Virginia Tax-Free Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The
T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the
Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors;
oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment.
Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Municipal Securities	$—	$ 1,601,990	$ —	$ 1,601,990
Common Stocks	11	—	—	11
Total	$11	$ 1,601,990	$ —	$ 1,602,001